Summary of Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Summary of Property and Equipment Net, Expected Useful Lives

Property and equipment, net are stated at cost less accumulated depreciation and amortization. Depreciation and amortization of property and equipment is provided using the straight line method over the following expected useful lives:

Leasehold improvements	Over the shorter of the lease term or estimated useful lives
Buildings	20 years
Furniture, fixtures and equipment	3-5 years
Motor vehicles	5 years

Property and equipment, net consists of the following:

	As of December 31,
	2017	2018	2018
	RMB	RMB	USD
Buildings	86,801,082	191,222,937	27,812,223
Leasehold improvements	224,431,821	254,720,926	37,047,622
Furniture, fixtures and equipment	32,283,771	40,771,896	5,930,026
Motor vehicles	1,693,006	2,486,375	361,628
Total	345,209,680	489,202,134	71,151,499
Less: Accumulated depreciation	(248,540,429)	(265,449,689)	(38,608,055)
Impairment	–	(5,008,677)	(728,482)
	96,669,251	218,743,768	31,814,962
Construction in progress	–	3,645,805	530,260
Property and equipment, net	96,669,251	222,389,573	32,345,222

Amortization of Intangible Assets, Estimated Useful Lives

Amortization is computed using the straight-line method over the following estimated useful lives:

Trademark	10 years
Network rights	10 years
Purchased software	5 years
Favorable leases	the remaining lease term
Reacquired rights	the remaining franchise term

Summary of Financial Assets and Liabilities Measured and Recorded at Fair Value

The following table summarizes the Company’s financial assets and liabilities measured and recorded at fair value as of December 31, 2017 and 2018:

		Fair Value Measurements at Reporting Date Using
Description	Year Ended December 31, 2017	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Trading securities	307,754,960	307,754,960	–	–
Short-term investments	781,850,000	711,850,000	70,000,000	–
	1,089,604,960	1,019,604,960	70,000,000	–

		Fair Value Measurements at Reporting Date Using
Description	Year Ended December 31, 2018	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Trading securities	307,693,782	307,693,782	–	–
Short-term investments	685,512,063	–	685,512,063	–
	993,205,845	307,693,782	685,512,063	–